DERIVATIVE FINANCIAL INSTRUMENTS (Details Textuals) kr in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 7.5		$ (1.5)
Forward freight agreements
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	(0.2)		(0.1)
Bunker swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives net of a previously fixed hedge	0.6		0.8		$ (0.2)
Fair value of derivatives	0.8		0.8
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	1.8		(4.6)
Notional amount | kr		kr 257.0		kr 336.4		kr 235.1
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	5.1		2.4
Notional amount	$ 406.4		$ 373.8		$ 382.3